PROVISIONS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
PROVISIONS AND CONTINGENCIES
PROVISIONS AND CONTINGENCIES

17.  PROVISIONS AND CONTINGENCIES

Legal disputes
and other

Balance as of December 31, 2017	$34,561
Recognized in income	(2,344)
Payments	(939)
Other	5,707
Balance as of December 31, 2018	$36,985

Current portion	$19,447
Non-current portion[1]	17,538
[1]	The non-current portion of provisions and contingencies is included in other liabilities (note 19)

The recognition of provisions, in terms of both timing and amounts, requires the exercise of judgment based on relevant circumstances and events that can be subject to change over time. Provisions are primarily comprised of the following:

Contingencies and legal disputes

There are a number of legal proceedings against the Corporation and its subsidiaries that are pending. In the opinion of the management of the Corporation and its subsidiaries, the outcome of those proceedings is not expected to have a material adverse effect on the Corporation’s results or on its financial position. Management of the Corporation, after taking legal advice, has established provisions for specific claims or actions considering the facts of each case. The Corporation cannot determine when and if any payment will be made related to those provisions.

Other

Other provisions are principally related to decommissioning obligations.